Leases - Summary of Detailed Information about Lease Amounts Reflected in Statement of Profit or Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Lease Amounts Reflected In Statement Of Profit Or Loss [Abstract]
Depreciation charge of office buildings	$ 1,500	$ 1,347	$ 1,069
Interest expense (included in financial expense)	574	671	696
Total	$ 2,074	$ 2,018	$ 1,765